Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUAH) (Detail) - U.S. Basel III [Member] - USD ($) $ in Millions		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required		4.00%
Capital conservation buffer phase-in arrangements		0.625%
MUAH [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount			$ 17,106	$ 16,431
Tier 1 capital (to risk-weighted assets): Actual amount			15,708	14,757
Tier 1 capital (to quarterly average assets): Actual amount	[1]		15,708	14,757
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount			$ 15,708	$ 14,757
Total capital (to risk-weighted assets): Actual ratio			17.76%	16.45%
Tier 1 capital (to risk-weighted assets): Actual ratio			16.31%	14.77%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]		10.06%	9.92%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio			16.31%	14.77%
Total capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]		$ 8,910	$ 8,617
Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]		6,984	6,619
Tier 1 capital (to quarterly average assets): Amount for minimum capital ratios required	[1],[2]		6,245	5,952
Common Equity Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]		$ 5,539	$ 5,120
Total capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]		9.25%	8.625%
Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]		7.25%	6.625%
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	[1],[2]		4.00%	4.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]		5.75%	5.125%
Capital conservation buffer phase-in arrangements			1.25%	0.625%

[1]	Excludes certain deductions.
[2]	The minimum capital requirement includes a capital conservation buffer of 1.250% at December 31, 2017 and 0.625% at December 31, 2016.